Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Campaign costs	$ 2,718	$ 1,589
Professional fees	648	4
Sales and use taxes	233	190
Deferred revenue	207	42
Income taxes	13	3,878
Other	845	296
Total	$ 4,664	$ 5,999